Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Fees	Total Payments
Total	$ 33,658	$ 236	$ 33,894
US Federal Government [Member]
Total	$ 33,658	$ 236	$ 33,894